Fair Value Measurements - Schedule of Level 3 Valuation of the Public Warrants (Details)	Nov. 03, 2025
Underlying stock price [Member]
Schedule of Level3 Valuation of the Public Warrants [Line Items]
Warrants and rights outstanding, measurement input	9.79
Exercise price [Member]
Schedule of Level3 Valuation of the Public Warrants [Line Items]
Warrants and rights outstanding, measurement input	11.5
Volatility [Member]
Schedule of Level3 Valuation of the Public Warrants [Line Items]
Warrants and rights outstanding, measurement input	6.5
Risk-free rate [Member]
Schedule of Level3 Valuation of the Public Warrants [Line Items]
Warrants and rights outstanding, measurement input	3.86
Expected term to De-SPAC (years) [Member]
Schedule of Level3 Valuation of the Public Warrants [Line Items]
Warrants and rights outstanding, measurement input	2
Probability of De-SPAC and market adjustment [Member]
Schedule of Level3 Valuation of the Public Warrants [Line Items]
Warrants and rights outstanding, measurement input	50
Warrant term (years) [Member]
Schedule of Level3 Valuation of the Public Warrants [Line Items]
Warrants and rights outstanding, measurement input	7
Levels 3 [Member] | Underlying stock price [Member]
Schedule of Level3 Valuation of the Public Warrants [Line Items]
Warrants and rights outstanding, measurement input	9.79
Levels 3 [Member] | Exercise price [Member]
Schedule of Level3 Valuation of the Public Warrants [Line Items]
Warrants and rights outstanding, measurement input	11.5
Levels 3 [Member] | Volatility [Member]
Schedule of Level3 Valuation of the Public Warrants [Line Items]
Warrants and rights outstanding, measurement input	0.065
Levels 3 [Member] | Risk-free rate [Member]
Schedule of Level3 Valuation of the Public Warrants [Line Items]
Warrants and rights outstanding, measurement input	0.0386
Levels 3 [Member] | Expected term to De-SPAC (years) [Member]
Schedule of Level3 Valuation of the Public Warrants [Line Items]
Warrants and rights outstanding, measurement input	2
Levels 3 [Member] | Probability of De-SPAC and market adjustment [Member]
Schedule of Level3 Valuation of the Public Warrants [Line Items]
Warrants and rights outstanding, measurement input	0.50
Levels 3 [Member] | Warrant term (years) [Member]
Schedule of Level3 Valuation of the Public Warrants [Line Items]
Warrants and rights outstanding, measurement input	7